SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
28.	SUBSEQUENT EVENTS

a.

In November 2015, the Company entered into an agreement to partially dispose of its investment in Ourgame to Glassy Mind Holdings Limited, a third party, at a price of HK$6.1062 per share, for a total consideration of approximately HK$239.4 million (equivalent to approximately US$30.9 million), with approximately 80% of the total consideration to be paid in cash immediately upon the completion of the sale and the remaining consideration to be paid in cash on September 30, 2016. The sale was completed in February 2016 and the Company received US$25.1 million in February 2016. The Company held a 2.63% interest in Ourgame thereafter.

b.	The loan to Galassia together with related interests outstanding as of December 31, 2015 were fully settled in cash in April 2016.

c.	In March 2016, the Company extended the repayment terms of certain loans to KongZhong Galaxy in an aggregated amount of $7.2 million to March 2017.